Revenue - Contract Balances - Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Changes in estimated total contract costs	₩ 180,065	₩ 533,639
Changes in profit before income taxes of construction contract:
- Current period	40,743	(166,077)
- Future periods	₩ 105,137	₩ (43,584)